Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses [Abstract]
Short‑term employee benefits - Salaries	$ 410,184	$ 266,482	$ 216,847
Short‑term employee benefits - Social Security	30,856	19,231	16,274
Post‑employment benefits	12,330	7,758	5,406
Termination benefits	2,498	1,089	401
Share‑based payment	228,142	226,830	151,912
Employer social security contributions share-based payments	51,898	7,987	5,910
Total personnel expenses	$ 735,908	$ 529,377	$ 396,750